Revenue recognition (Details Narrative)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Service revenue description	Since Providers are able to begin generating revenue after the first training workshop, we recognize 50% of the service revenue in the second month of enrollment and the remaining 50% prorata throughout the following eleven months of the service contract.